Shareholder Fees - Wellington Shields All-Cap Fund - Institutional Shares	Mar. 27, 2026
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%